INVENTORIES	12 Months Ended
Dec. 31, 2019
INVENTORIES
INVENTORIES

7.      INVENTORIES

(a)     Inventories – current

	December 31,	December 31,
	2019	2018
Concentrate	$968	$1,094
Ore stockpiles	15,417	620
Materials and supplies	15,400	4,238
Gold in circuit	902	—
Gold bullion	2,430	—
Silver bullion	3	3
	$35,120	$5,955

During the year ended December 31, 2019, the amount of inventory recognized as cost of sales was $154,055 (2018 –  $45,921), which includes production costs and amortization and depletion directly attributable to the inventory production process.

As the Company has been using the materials and supplies inventory for: (i) the BSP that commenced in July 2018 and completed in July 2019;  and (ii) for the ore processing campaign of old ore stockpiles that commenced in the fourth quarter of 2019, the materials and supplies inventories at Coricancha of $993 as at December 31, 2019 were reclassified from non-current to current (December 31, 2018 –  $1,420).